SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

Subsequent to the balance sheet date, one major operating entity of the Group was granted a revolving line of credit of RMB100 million by a PRC commercial bank with no financial covenants required. As of the date of this report, the Group didn't utilize any of the line of credit.